Income Taxes (Details) - Schedule of Income Tax Expense - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current:
Federal
State		2,400
Foreign	140,338
Total Current	140,338	2,400
Deferred:
Federal
State
Foreign	115,668	795,378
Total Deferred	115,668	795,378
Total provision for income taxes	$ 256,006	$ 797,778